Related Party Transactions - Schedule of Combined Valuation and Qualifying (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Combined Valuation and Qualifying [Abstract]
Balance, beginning of period	$ 5,200	$ 2,181
Provision charged to expense	2,456	3,019	$ 2,181
Write-offs	635
Balance, end of period	7,021	5,200	2,181
Balance, beginning of period	594	16
Adjustments	321	578	16
Balance, end of period	$ 915	$ 594	$ 16